Inventories	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2016	2015
Finished goods	$60,249	$47,122
Raw and packaging materials	48,329	43,383
Work in progress	26,756	26,680
Other	3,219	3,087
	$138,553	$120,272

As of March 31, 2016 and 2015, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $16,627 and $16,031, respectively.

As of March 31, 2016 and 2015, there were no pledges of inventory.